Inventories (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Inventories
	June 30, 2018	December 31, 2017
Materials and supplies	$62,616	$52,230
Work-in-progress	23,420	20,592
Finished goods – concentrates	17,853	14,365
Total inventories	$103,889	$87,187
Less: non-current portion of ore in stockpiles	(14,926)	(14,926)
Inventory recorded as a current asset	$88,963	$72,261